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                                   SCHRODER
                                 MICRO CAP FUND







                                  ANNUAL REPORT
                                  MAY 31, 1998









                        SCHRODER CAPITAL FUNDS (DELAWARE)



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Two Portland Square, Portland, Maine  04101
General Information        (207) 879-6200
Account Information        (800) 344-8332
Fund Literature            (800) 290-9826
Fax                        (207) 879-6050

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term capital appreciation. It seeks to achieve its investment objective by investing at least 65% of its total assets in equity securities of U.S.- domiciled micro cap companies. A micro cap company is a company with, at the time of initial purchase, a market capitalization in the bottom one third of companies in the Russell 2000 Growth Index (measured by capitalization); in addition, any company with a market capitalization of $300 million or less will be considered a micro cap company.

INVESTMENT ADVISER

Schroder Capital Management International Inc. (the "Investment Adviser") is a wholly owned indirect subsidiary of Schroders plc, a London Stock Exchange listed holding company parent of an investment banking and investment management group of companies (the "Schroder Group") that dates its origins to 1804. The investment management operations of the Schroder Group are located in 20 countries worldwide. At the end of the last calendar year, December 31, 1997, the Schroder Group had over $175 billion in assets under management. As of March 31, 1998, the Investment Adviser, together with its U.K. affiliate, Schroder Capital Management International Ltd., had over $29 billion under management.









                                                                   July 15, 1998

Dear Shareholder,

From its inception on October 15, 1997 to the fiscal year ending May 31, 1998, the Schroder Micro Cap Fund returned 45.41% as compared to 1.40% for the Russell 2000 Growth Index(R) (the "Russell 2000") and 12.95% for the S&P 500 Index(R). This performance is particularly noteworthy in view of the market volatility that characterized this period. Indeed, on October 29, 1997 less than two weeks after the Fund was launched, the U.S. equity market experienced its sharpest one day decline in several years, with the Dow Jones Industrial Average falling by over 550 points. While the market has rebounded since then, smaller companies have underperformed larger companies by a wide margin. Thus, while it is true that many large companies are trading at relatively high price-earnings multiples, the relative multiple of smaller companies to larger ones is quite low.

Fund management follows a growth at a reasonable price approach to investing and tries to find companies whose earnings prospects have not yet been discovered by investors. As a result the Fund is heavily weighted in the


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consumer  sectors,  with little exposure to the more speculative  sectors of the market such as biotechnology or the internet. While companies with little in the way of current revenues or earnings may offer great promise for the future, their stocks tend to be very volatile and risky investments. Given the large number of public companies in the micro cap universe, management is able to develop a portfolio of more stable companies with the belief that they will continue to bear fruit for the future.

Thank you for your interest in the Schroder Micro Cap Fund.

Sincerely,

/s/ M. J. Smith

Mark J. Smith
President

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MANAGEMENT DISCUSSION AND ANALYSIS (AS OF MAY 31, 1998)

         The seven months ending May 31, 1998 (the Schroder Micro Cap Fund's operating period) was a difficult time for small company investors. In five of those months, larger companies outperformed smaller ones, while in the two months that smaller companies outperformed, they did so by a small amount. As a result, there continue to be many attractive investment opportunities in the micro cap sector. While large cap valuations have risen, small and micro cap valuations have remained relatively reasonable. Furthermore, with the exception of internet related stocks, there has been little sign of speculation in the small cap market, providing a favorable environment for opportunistic stock pickers.

         The Schroder Micro Cap Fund performed well relative to the Russell 2000 from its inception on October 15, 1997 to the end of the fiscal year end on May 31, 1998. One of the Fund's holdings, POLLO TROPICAL INC., was the subject of a takeover bid while others such as DUFF & PHELPS CREDIT RATING CO., PILLOWTEX CORP., MUSICLAND STORES CORP. and MAPICS INC. reported strong earnings growth that resulted in significant market appreciation.

         During the fiscal period, the Fund was heavily invested in consumer stocks. Low unemployment, a strong domestic economy and rising wages all provided a favorable backdrop for the retailers, restaurants and consumer products companies that make up a substantial percentage of the Fund's holdings. Many of the other securities in the portfolio represent opportunistic investments in undervalued and misunderstood companies. BAYOU STEEL CORP. for example, has no analyst coverage despite having $250 million in revenue. Similarly DUFF & PHELPS CREDIT RATING CO. has only two analyst estimates even though it is very profitable, generates significant cash and uses that cash to buy back stock.

         Looking forward, management will continue to search for companies that can grow their earnings independently of the economic cycle. We believe that many micro cap companies offer more attractive investment opportunities than large companies based on valuation and growth rates. Furthermore, smaller companies in the U.S. tend to serve the domestic market and so they will be much less affected by the weakness in Southeast Asia. In the future, as in the past, we will remain focused on individual stock selection, concentrating on underfollowed and misunderstood companies that we believe offer superior earnings growth.

         THE VIEWS EXPRESSED IN THIS REPORT WERE THOSE OF THE FUND'S PORTFOLIO MANAGERS AS OF MAY 31, 1998, AND MAY NOT REFLECT THE VIEWS OF THE PORTFOLIO MANAGERS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENTS IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE; INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS.

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INVESTMENT  ADVISER'S  REPORT  -  COMPARISON  OF  CHANGE  IN  VALUE  OF  $10,000
INVESTMENT


The following information compares a change in value of a $10,000 investment in the Investor Shares of the Fund with the performance of the Russell 2000 since inception. The Russell 2000 is a capitalization weighted index of 2000 small capitalization U.S. companies. The Funds total return includes operating expenses that reduce returns, while the total return of the Russell 2000 does not. Total return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. Returns for less than one year are not annualized. PAST PERFORMANCE CANNOT PREDICT NOR GUARANTEE FUTURE RESULTS.








                  SCHRODER MICRO CAP FUND VS RUSSELL 2000 INDEX

INVESTMENT VALUE ON 5/31/98
---------------------------
Schroder Micro Cap Fund - Investor Shares           $ 14,541
Russell 2000                                        $ 10,140


TOTAL RETURN ON 5/31/98                         SINCE INCEPTION
-----------------------                         ---------------
Schroder Micro Cap Fund - Investor Shares          45.41%    (a)
Russell 2000                                        1.40%    (b)





                      [EDGAR REPRESENTATION OF GRAPH CHART]





DATE         FUND             INDEX
           9/30/97                             10000
          10/15/97      10000.00
          10/31/97      10260.00                9555.5
          11/30/97      10370.00                9490.455712
          12/31/97      10778.36                9660.809392
          01/31/98      10747.76                9513.675264
          02/28/98      12124.38               10227.03918
          03/31/98      13592.76               10656.77936
          04/30/98      14632.87               10715.31705
          05/31/98      14541.09               10140.44029


(a) Inception date for Investor Shares is October 15, 1997.
(b) Total returns for the Russell 2000 Index are based on an inception date of September 30, 1997.

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            PORTFOLIO CHARACTERISTICS AS OF MAY 31, 1998 (UNAUDITED)

         TOP TEN HOLDINGS                                   INVESTMENTS BY INDUSTRY

SECURITY                   % OF NET ASSETS           INDUSTRY            % OF NET ASSETS
------------------------------------------           ----------------------------------------
Waste Connections, Inc.              4.19%           Basic Materials                     9.6%
Duff & Phelps Credit Rating Co.      4.08%           Capital Goods/Construction          6.0%
Galey & Lord, Inc.                   3.90%           Consumer Cyclicals                 20.3%
Fred's, Inc.                         3.90%           Energy                              2.0%
Braun's Fashions Corp.               3.80%           Financial                           8.9%
Wilsons, The Leather Expert, Inc.    3.59%           Health Care                         7.7%
Elder-Beerman Stores Corp.           3.55%           Retail                             13.8%
Pollo Tropical, Inc.                 3.12%           Technology                          8.1%
LADD Furniture, Inc.                 3.06%           Transportation/Services/Misc.      12.9%
Pillowtex Corp.                      3.02%           Cash & Other Net Assets            10.7%
                                    ------                                             -------
Total                               36.21%           Total                             100.0%
                                    ======                                             =======

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SCHEDULE OF INVESTMENTS
AS OF MAY 31, 1998

              COMMON STOCK - 89.3%
   SHARES                                                         VALUE US$
   ------
              BASIC MATERIALS - 9.6%                              ---------
   20,000     Bayou Steel Corp. (a)                                 128,750
    4,000     Dan River, Inc. (a)                                    76,500
   12,000     EASCO, Inc.                                           156,000
   10,000     Galey & Lord, Inc. (a)                                247,500
                                                       ---------------------
                                                                    608,750
                                                       ---------------------

              CAPITAL GOODS/CONSTRUCTION - 6.0%
    4,000     Group Maintenance America Corp. (a)                    75,000
    5,000     Nortek, Inc. (a)                                      153,750
    9,200     TriStar Aerospace Co. (a)                             148,925
                                                       ---------------------
                                                                    377,675
                                                       ---------------------

              CONSUMER CYCLICALS - 20.3%
    7,500     Blue Rhino Corp. (a)                                  116,250
    2,000     Cost Plus Inc. (a)                                     59,250
   10,525     Fred's, Inc.                                          247,337
    7,500     LADD Furniture, Inc. (a)                              194,063
    6,000     O'Charleys Inc. (a)                                   124,875
    4,100     Pillowtex Corp.                                       191,675
    3,200     PJ America Inc. (a)                                    63,600
   20,000     Pollo Tropical, Inc. (a)                              197,501
    7,200     R & B, Inc. (a)                                        94,500
                                                       ---------------------
                                                                  1,289,051
                                                       ---------------------

              ENERGY - 2.0%
    8,000     UTI Energy Corp. (a)                                  129,000
                                                       ---------------------

              FINANCIAL - 8.9%
    6,480     Allied Capital Corp.                                  157,140
    4,500     Duff & Phelps Credit Rating Co.                       258,750
    2,200     Resource America Inc.                                 146,850
                                                           ---------------------
                                                                    562,740
                                                           ---------------------


     The accompanying notes are an integral part of the financial statements.

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SCHEDULE OF INVESTMENTS (CONCLUDED)
AS OF MAY 31, 1998

 SHARES                                                                VALUE US$
 ------     HEALTH CARE - 7.7%                                         ---------
  6,000     Centennial HealthCare Corp. (a)                           $ 125,250
  6,800     Chattem, Inc. (a)                                           178,500
  6,000     Maxxim Medical, Inc. (a)                                    140,250
  3,000     Young Innovations Inc. (a)                                   47,250
                                                           ---------------------
                                                                        491,250
                                                           ---------------------

            RETAIL - 13.8%
 20,000     Braun's Fashions Corp. (a)                                  240,626
  9,000     Elder-Beerman Stores Corp. (a)                              225,000
 12,500     Musicland Stores Corp. (a)                                  180,469
 14,000     Wilsons, The Leather Experts, Inc. (a)                      227,500
                                                           ---------------------
                                                                        873,595
                                                           ---------------------

            TECHNOLOGY - 8.1%
 10,000     Baldwin Technology Co. Inc. (a)                              61,250
  7,500     MAPICS Inc. (a)                                             132,187
  4,500     OYO Geospace Corp. (a)                                      137,250
  8,000     Pomeroy Computer Resources Inc. (a)                         180,000
                                                           ---------------------
                                                                        510,687
                                                           ---------------------

            TRANSPORTATION/SERVICES/MISCELLANEOUS-12.9%
 15,000     Bluegreen Corp. (a)                                         125,625
  6,000     Championship Auto Racing (a)                                117,000
 10,000     Innovative Valve Technologies, Inc. (a)                     135,000
  4,050     Mesaba Holdings, Inc. (a)                                    88,087
  3,000     RemedyTemp, Inc. (a)                                         87,375
 17,500     Waste Connections, Inc. (a)                                 265,781
                                                           ---------------------
                                                                        818,868
                                                           ---------------------

            Total Common Stock (cost $5,070,543)                      5,661,616
                                                           ---------------------

    PAR     REPURCHASE AGREEMENTS - 13.0%
    ---
 821,000    Chase Securities, Inc., 5.05%, to be repurchased on 6/1/98 for $821,346. Collateralized by Par $740,000 U.S. Treasury
            Bonds, 6.75% due 8/15/26 (cost $821,000)                     821,000
                                                           ---------------------


           Total Investments - 102.3% (cost $5,891,543)                6,482,616

           Other Assets Less Liabilities - (2.3)%                      (143,017)
                                                           ---------------------
           Total Net Assets - 100.0%                                 $ 6,339,599
                                                           =====================


(a) Non-income producing security.

     The accompanying notes are an integral part of the financial statements.

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STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998



ASSETS:
     Investments (Note 2):
         Investments at cost                                                                      $ 5,070,543
         Repurchase agreement at cost                                                                 821,000
         Net unrealized appreciation (depreciation)                                                   591,073
                                                                                       -----------------------
                    Total Investments at Value                                                      6,482,616

     Cash and cash equivalents (Note 2)                                                                   830
     Receivable from administrator (Notes 3 and 5)                                                     20,657
     Receivable for dividends and interest                                                              1,014
     Other receivables                                                                                  4,846
                                                                                       -----------------------

                    Total Assets                                                                    6,509,963
                                                                                       -----------------------

LIABILITIES:
     Payable for investments purchased                                                                139,085
     Payable to subadministrator ( Note 3)                                                                532
     Accrued expenses and other liabilities                                                            30,747
                                                                                       -----------------------

                   Total Liabilities                                                                  170,364
                                                                                       -----------------------

                   Net Assets                                                                     $ 6,339,599
                                                                                       =======================


COMPONENTS OF NET ASSETS:
     Paid-in capital                                                                                5,158,961
     Accumulated net realized gain (loss)                                                             589,565
     Net unrealized appreciation (depreciation) on investments                                        591,073
                                                                                       -----------------------

                   Net Assets                                                                     $ 6,339,599
                                                                                       =======================

SHARES OF BENEFICIAL INTEREST                                                                         444,612

NET ASSET VALUE OFFERING AND REDEMPTION PRICE PER SHARE
     (NET ASSETS / SHARES OF BENEFICIAL INTEREST)                                                     $ 14.26


    The accompanying notes are an integral part of the financial statements.

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STATEMENT OF OPERATIONS

                                                                                              FOR THE
                                                                                            PERIOD ENDED
                                                                                            MAY 31, 1998
                                                                                              (NOTE 1)
                                                                                       -----------------------
INVESTMENT INCOME:
     Dividend income                                                                                  $ 6,833
     Interest income                                                                                   19,542
                                                                                       -----------------------
         Total Investment Income                                                                        26,375
                                                                                       -----------------------

EXPENSES:
     Investment advisory (Note 3)                                                                      26,896
     Administration (Note 3)                                                                            5,379
     Subadministration (Note 3)                                                                        15,685
     Transfer agency (Note 3)                                                                           7,835
     Custody                                                                                              151
     Accounting (Note 3)                                                                               27,645
     Legal                                                                                                449
     Audit                                                                                             14,850
     Registration                                                                                      24,475
     Reporting                                                                                          4,750
     Trustees' fees                                                                                        60
     Miscellaneous                                                                                      1,393
                                                                                       -----------------------
                   Total Expenses                                                                     129,568
     Fees waived and expenses reimbursed (Note 4)                                                     (86,644)
                                                                                       -----------------------
                   Net Expenses                                                                        42,924
                                                                                       -----------------------

NET INVESTMENT INCOME (LOSS)                                                                          (16,549)
                                                                                       -----------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments sold                                                     651,514
     Net change in unrealized appreciation (depreciation) on investments                              591,073
                                                                                       -----------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                              1,242,587
                                                                                       -----------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   $ 1,226,038
                                                                                       =======================


     The accompanying notes are an integral part of the financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

                                                                                              FOR THE
                                                                                            PERIOD ENDED
                                                                                            MAY 31, 1998
                                                                                              (NOTE 1)
                                                                                       -----------------------
NET ASSETS, BEGINNING OF PERIOD                                                           $               -
                                                                                       -----------------------

OPERATIONS:
     Net investment income (loss)                                                                     (16,549)
     Net realized gain (loss) on investments sold                                                     651,514
     Net change in unrealized appreciation (depreciation) on investments                              591,073
                                                                                       -----------------------
     Net increase (decrease) in net assets resulting from operations                                1,226,038
                                                                                       -----------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net realized gain on investments                                                                 (45,400)
                                                                                       -----------------------

CAPITAL SHARE TRANSACTIONS:
     Sale of shares                                                                                 6,068,331
     Reinvestment of distributions                                                                     45,400
     Redemption of shares                                                                            (954,770)
                                                                                       -----------------------
     Net increase (decrease) from capital share transactions                                        5,158,961
                                                                                       -----------------------

     Net increase (decrease) in net assets                                                          6,339,599
                                                                                       -----------------------

NET ASSETS, END OF PERIOD                                                                 $         6,339,599
                                                                                       =======================


SHARE TRANSACTIONS:*
     Sale of shares                                                                                   508,435
     Reinvestment of distributions in shares                                                            4,567
     Redemption of shares                                                                             (68,390)
                                                                                       -----------------------
     Net increase (decrease) in shares                                                                444,612
                                                                                       =======================

     * At May 31, 1998, one affiliated shareholder was record owner of approximately 32% of the total outstanding shares of the Fund.


     The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share outstanding throughout the period:

                                                                                              FOR THE
                                                                                            PERIOD ENDED
                                                                                          MAY 31, 1998 (A)
                                                                                     -------------------------

Net Asset Value, Beginning of Period                                                              $10.00
                                                                                     -------------------------
Investment Operations:
     Net Investment Income (Loss)                                                                  (0.04)
     Net Realized and Unrealized Gain (Loss) on Investments                                         4.50
                                                                                     -------------------------
Total from Investment Operations                                                                    4.46
                                                                                     -------------------------
Distributions from Net Realized Gain on Investments                                                (0.20)
                                                                                     -------------------------
Net Asset Value, End of Period                                                                    $14.26
                                                                                     =========================

Total Return (b)                                                                                   45.41%

Ratio/Supplementary Data
Net Assets at End of Period (in thousands)                                                     $6,340
Ratios to Average Net Assets:
    Expenses including reimbursement/waiver of fees                                                 2.00%(c)
    Expenses excluding reimbursement/waiver of fees                                                 6.02%(c)
    Net investment income (loss) including reimbursement/waiver of fees                            (0.77)%(c)%
Average Commission Rate Per Share (d)                                                              $0.0590
Portfolio Turnover Rate                                                                           165.71%


----------------------------------------------

(a) The Fund commenced operations on October 15, 1997.
(b) Total returns would have been lower had certain expenses not been limited during the period shown. (See Note 5.)
(c) Annualized.
(d) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities on which commissions are charged.










     The accompanying notes are an integral part of the financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE 1.  ORGANIZATION

Schroder Capital Funds (Delaware) (the "Trust") was organized as a Maryland corporation on July 30, 1969; reorganized as a series company on February 29, 1988, as Schroder Capital Funds, Inc.; and reorganized on January 9, 1996, as a Delaware business trust. The Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has eight investment portfolios. Included in this report is the Schroder Micro Cap Fund (the "Fund"), a diversified portfolio that commenced operations on October 15, 1997. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's Investor Shares and Advisor Shares of beneficial interest without par value which have equal rights as to assets and voting privileges. As of May 31, 1998, only Investor Shares had been issued.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, that require management to make certain estimates and assumptions which affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Fund:

SECURITY VALUATION - Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the preceding trading day or at closing mid-market prices. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Prices used for valuations generally are provided by independent pricing services. Short-term investments, having a maturity of 60 days or less, are valued at amortized cost which approximates market value. Prices used for valuations may be provided by independent pricing services. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees.

CASH EQUIVALENTS - The Fund considers all deposits and the related interest income in money market sweep vehicles to be cash equivalents.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends and capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

EXPENSE ALLOCATION - The Trust accounts separately for the assets and liabilities and operation of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's net assets

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, the Fund may have difficulties with the disposition of any securities held as collateral.

REALIZED GAIN AND LOSS - Security transactions are recorded on trade date. Realized gain and loss on investments sold are recorded on the basis of identified cost for both financial statement and federal income tax purposes.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT  ADVISER - The  investment  adviser to the Fund is  Schroder  Capital
Management International Inc. ("SCMI"). Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive an annual fee, payable monthly, of 1.25% of the average daily net assets of the Fund.

ADMINISTRATOR AND SUBADMINISTRATOR - The Trust on behalf of the Fund, has entered into an Administration Agreement with Schroder Fund Advisors Inc. ("SFA") and a Subadministration Agreement with Forum Administrative Services, LLC ("FAdS"). For its services, SFA is entitled to receive compensation at an annual rate, payable monthly, of 0.25% of the average daily net assets of the Fund. For its services, FAdS is entitled to receive compensation at an annual rate, payable monthly of 0.10% of the average daily net assets of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT - The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). For its services, FSS is paid a fee in the amount of $12,000 per year, plus certain other charges.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS is entitled to receive from the Trust a fee of $36,000 per year plus certain other charges.

NOTE 4.  PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sales of securities (excluding short - term investments) for the period ended May 31, 1998 aggregated $9,473,346 and $5,054,319, respectively.

For federal income tax purposes, the tax basis of investment securities owned as of May 31, 1998 was $5,907,500. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $708,768, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $133,652.

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SCHRODER MICRO CAP FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

NOTE 5.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

In order to limit the Fund's expenses, SCMI and SFA have voluntarily agreed to reduce their compensation (and, if necessary, to pay certain expenses of the
Fund) to the extent that the Fund's expenses exceed 2.00% of the Fund's average daily net assets. The expense limitations cannot be modified or withdrawn except by a majority vote of the Trustees of the Trust. FAdS, FSS and FAcS may waive voluntarily all or a portion of their fees, from time to time. For the period ended May 31, 1998, SCMI, SFA and FAdS waived fees of $26,896, $5,379 and $13,533 respectively, and SFA reimbursed expenses of $40,836.

--------------------

SUPPLEMENTARY UNAUDITED INFORMATION

DISTRIBUTIONS - During the fiscal year ended May 31, 1998, the Fund distributed $45,400 of ordinary income to shareholders of which .93% may qualify for the dividends received deduction available to corporate shareholders.

--------------------------------------------------------------------------------
SCHRODER MICRO CAP FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

     To Trustees of Schroder Capital Funds (Delaware) and Shareholders of Schroder Micro Cap Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schroder Micro Cap Fund (the "Fund"), (a separately managed portfolio of Schroder Capital Funds (Delaware)), at May 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the period indicated therein, in conformity with generally accepted accounting principles. These financial statements and financial highlights (herein referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 1998, by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP




Boston, Massachusetts
July 21, 1998

TRUSTEES
Hermann C. Schwab
Peter E. Guernsey
John I. Howell
Clarence F. Michalis
Mark J. Smith
David N. Dinkins
Peter S. Knight
Sharon L. Haugh

OFFICERS
Hermann C. Schwab
         Chairman of the Board
Mark J. Smith
         President
Mark Astley
         Vice President
Robert G. Davy
         Vice President
Margaret H. Douglas-Hamilton
         Vice President
Richard R. Foulkes
         Vice President
John Y. Keffer
         Vice President
Jane P. Lucas
         Vice President
Catherine A. Mazza
         Vice President
Michael Perelstein
         Vice President
Fariba Talebi
         Vice President
John A. Troiano
         Vice President
Ira L. Unschuld
         Vice President
Alexandra Poe
         Vice President
         Secretary
Fergal Cassidy
         Treasurer

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

ADMINISTRATOR AND DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

CUSTODIAN
The Chase Manhattan Bank, N.A.
Chase MetroTech Center
Brooklyn, New York 11245

TRANSFER AND DIVIDEND DISBURSING AGENT
Forum Shareholder Services, LLC
Two Portland Square
Portland, Maine 04101

COUNSEL
Ropes & Gray
One International Place
Boston, Massachusettes 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109




This report is for the information of the shareholders of the Schroder Micro Cap Fund. Its use in connection with any offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.